Pension Plans (Tables)	6 Months Ended
Sep. 30, 2026
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the six months ended September 30, 2025 and 2026 consists of the following:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Japanese plans:
Service cost	¥2,222	¥2,128
Interest cost	¥975	¥1,262
Expected return on plan assets	¥(1,372)	¥(1,901)
Amortization of prior service credit	¥(32)	¥(32)
Amortization of net actuarial loss	¥(69)	¥(149)
Settlements	¥0	¥198

Net periodic pension cost	¥1,724	¥1,506

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Overseas plans:
Service cost	¥1,371	¥1,387
Interest cost	¥2,302	¥2,735
Expected return on plan assets	¥(3,601)	¥(4,052)
Amortization of prior service credit	¥(137)	¥(107)
Amortization of net actuarial loss	¥(2)	¥(38)
Amortization of transition obligation	¥0	¥0

Net periodic pension cost	¥(67)	¥(75)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.